As filed with the U.S. Securities and Exchange Commission on 11/27/18

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul Fearday

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2018

Item 1. Reports to Stockholders.

Semi-Annual Report

September 30, 2018

SerenityShares Impact ETF

Ticker: ICAN

SerenityShares Impact ETF

SerenityShares Impact ETF

Dear SerenityShares Impact ETF Shareholders,

Thank you for your investment in the SerenityShares Impact ETF (the “Fund” or “ICAN”).

The information presented in this report relates to the operations of ICAN for the period from April 1, 2018 through September 30, 2018 (the “Period”).

The Fund seeks to track the price and yield performance, before fees and expenses, of the SSI Impact Index (the “Index”), developed by SSI Indexes, LLC. As an index fund, ICAN is passively managed and generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.

According to multiple surveys and statements from financial institutions, investors are increasingly seeking to invest not just for a financial return, but into areas that address a variety of societal, social, and environmental challenges.

The Index was designed to identify U.S.-listed companies whose products and services target 20 defined themes from elder care and clean water to education and renewable energy. In doing so, the methodology excludes firms involved with weapons, tobacco, and fossil fuel exploration and production. It provides a practical way to invest in the UN Sustainable Development Goals (SDGs) using public equities while targeting a number of demographic and societal trends. The Fund is typically comprised of between 75-150 securities.

For the Period from April 1, 2018 through September 30, 2018, the Fund’s total return (based on its share price) was 11.48%. At the NAV level, the return was 11.66%. ICAN distributed a total of $0.2765 via two quarterly income distributions to shareholders during this Period.

The Fund’s performance for the Period was in line with its target benchmark. A rebound in health care, elder care facility real estate, and agricultural material stocks benefited the portfolio, as did an overweight to healthcare and lack of exposure to traditional finance companies. This strength in the portfolio was counteracted by stock selection in the consumer discretionary and information technology sectors and an underweight in technology. While the exclusion of just three mega-cap companies, Amazon, Microsoft, and Visa, created a 2% drag on relative performance, the Fund’s holdings in HCA Healthcare, CVS Health and Walt Disney offset it with strong contributions to relative return.

The best performing securities in the Fund during the Period were Teledoc (TDOC), gaining 114.3%; Amedisys (AMED) advancing 107.1%; Etsy (ETSY) up 83.1%, Molina Healthcare (MOH) rising 82.3%, and Alarm.com (ALRM) increasing 52.1%. The worst performing securities in the Fund during the Period were: SABESP (SBS), down 42.8%, First Solar (FSLR), falling 31.8%, United Natural Foods (UNFI), off 30.3%, SolarEdge Technologies (SEDG), down 28.4%, and Maxar Technologies (MAXR), declining 27.5%.

SerenityShares Impact ETF

We believe that the power of the equity markets can be used to help solve the problems of society and the environment and that over time, investing with an eye toward impact can achieve portfolio returns in line with the total U.S. equity market.

Sincerely,
Scott Sacknoff,
Chief Executive Officer, SerenityShares Investments LLC

Must be preceded or accompanied by a prospectus.

Opinions expressed are subject to change at any time, are not a guaranteed and should not be considered investment advice.

Past performance is no guarantee of future results. Short term performance in particular is not a good indication of the Fund’s future performance and an investment should not be made based solely on returns.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

Investing involves risk, including the possible loss of principal. The Fund is new with limited operating history. Shares of an ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Because the methodology of the Index selects securities of issuers for non-financial reasons, the Fund may underperform the broader equity market or other funds that do not utilize impact criteria when selecting investments. The Fund may invest in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility than large cap companies. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors, including investments in Industrials and Technology sectors.

SSI Indexes, LLC is the Index Provider for the Fund. SSI Indexes, LLC is an affiliate of the Investment Adviser and is not affiliated with the Trust or the distributor. The Investment Adviser has entered into a license agreement with SSI Indexes to use the SSI Impact Index. The Fund is entitled to use its Index pursuant to a sub-licensing arrangement with the Investment Adviser.

The SSI Impact Index employs a passive methodology designed to measure the performance of a diversified portfolio of U.S.-listed companies that operate in areas that address a variety of society, social, and environmental challenges. These include environmental stewardship, local access to healthcare, renewable energy, clean water, community building, access to information, natural organic foods, eldercare, and green technologies. It is not possible to invest directly in an index.

The Fund is distributed by Quasar Distributors, LLC.

SerenityShares Impact ETF

PORTFOLIO ALLOCATION
As of September 30, 2018 (Unaudited)

Sector (a)	Percentage of Net Assets
Agriculture	11.5%
Assisting Disabled	2.7%
Community Building	9.2%
Culture Together	5.0%
Education	2.9%
Empowerment	1.0%
Energy Efficiency	2.6%
Environmental	8.2%
Forestry	2.2%
Green Tech	2.7%
Healthy Foods	1.5%
Information Access	7.6%
Local Healthcare	16.1%
Pollution Control	0.5%
Recycling & Waste	5.5%
Renewable Energy	6.3%
Safety & Security	1.5%
Senior Housing & Care	7.3%
Water	5.5%
Short-Term Investments	0.1%
Other Assets in Excess of Liabilites	0.1%
Total	100.0%

(a)	The Fund’s security classifications are defined by Fund management.

SerenityShares Impact ETF

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.8%
	Basic Materials — 8.5%
192	Balchem Corp.	$21,521
510	CF Industries Holdings, Inc.	27,765
324	Compass Minerals International, Inc.	21,773
622	Ecolab, Inc.	97,517
1,352	Nutrien Ltd.	78,010
653	Rayonier, Inc. (b)	22,078
568	Sociedad Quimica y Minera de Chile SA - ADR	25,969
835	The Mosaic Co.	27,121
1,653	Weyerhaeuser Co. (b)	53,342
		375,096
	Communication Services — 12.2%
132	Alphabet, Inc. - Class C (a)	157,538
938	Facebook, Inc. - Class A (a)	154,264
1,377	The Walt Disney Co.	161,027
433	TripAdvisor, Inc. (a)	22,113
1,679	Twitter, Inc. (a)	47,784
		542,726
	Cyclical Consumer — 8.7%
79	Booking Holdings, Inc. (a)	156,736
451	Etsy, Inc. (a)	23,172
326	Expedia, Inc.	42,536
1,856	Pearson PLC - ADR	21,381
364	Tesla, Inc. (a)	96,376
964	The New York Times Co. - Class A	22,317
393	Veoneer, Inc. (a)	21,643
		384,161
	Finance — 2.7%
1,652	Aflac, Inc.	77,759
1,180	The Western Union Co.	22,491
557	Unum Group	21,762
		122,012
	Health Care — 17.6%
616	Acadia Healthcare Co., Inc (a)	21,683
183	Amedisys, Inc. (a)	22,868
2,276	Brookdale Senior Living, Inc. (a)	22,373

The accompanying notes are an integral part of these financial statements.

SerenityShares Impact ETF

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Health Care — 17.6% (Continued)
70	Chemed Corp.	$22,371
1,440	Danaher Corp.	156,470
360	DaVita, Inc. (a)	25,787
288	Encompass Health Corp.	22,450
600	Ensign Group, Inc.	22,752
477	Envision Healthcare Corp. (a)	21,813
1,315	Fresenius Medical Care AG & Co KGaA - ADR	67,617
738	HCA Healthcare, Inc.	102,670
220	LHC Group, Inc. (a)	22,658
344	LifePoint Health, Inc. (a)	22,154
488	MEDNAX, Inc. (a)	22,770
250	Neogen Corp. (a)	17,882
522	Phibro Animal Health Corp. - Class A	22,394
1,225	Select Medical Holdings Corp. (a)	22,540
775	Tenet Healthcare Corp. (a)	22,056
199	Universal Health Services, Inc. - Class B	25,440
1,035	Zoetis, Inc.	94,765
		781,513
	Industrials — 16.6%
816	Advanced Disposal Services, Inc. (a)	22,097
367	AGCO Corp.	22,310
241	Autoliv, Inc.	20,890
707	Chegg, Inc. (a)	20,100
318	Clean Harbors, Inc. (a)	22,762
1,308	Covanta Holding Corp.	21,255
702	Deere & Co.	105,532
376	Donaldson Co., Inc.	21,906
1,236	Evoqua Water Technologies Corp. (a)	21,976
339	Itron, Inc. (a)	21,764
2,045	Johnson Controls International PLC	71,575
209	MSA Safety, Inc.	22,246
501	Pentair PLC	21,718
486	Raven Industries, Inc.	22,235
707	Republic Services, Inc.	51,371
366	Stericycle, Inc. (a)	21,477

The accompanying notes are an integral part of these financial statements.

SerenityShares Impact ETF

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Industrials — 16.6% (Continued)
321	Tetra Tech, Inc.	$21,924
292	US Ecology, Inc.	21,535
563	Waste Connections, Inc.	44,911
929	Waste Management, Inc.	83,944
270	Watts Water Technologies, Inc. - Class A	22,410
391	Xylem, Inc.	31,229
		737,167
	Non-Cyclical — 10.5%
191	Bright Horizons Family Solutions, Inc. (a)	22,507
330	Bunge Ltd.	22,674
1,972	CVS Health Corp.	155,236
1,181	Darling Ingredients, Inc. (a)	22,817
808	Hain Celestial Group, Inc. (a)	21,913
1,437	Laureate Education, Inc. - Class A (a)	22,187
802	Sprouts Farmers Market, Inc. (a)	21,983
696	United Natural Foods, Inc. (a)	20,845
2,125	Walgreens Boots Alliance, Inc.	154,913
		465,075
	Real Estate — 5.8%
1,062	HCP, Inc. (b)	27,952
497	LTC Properties, Inc. (b)	21,922
298	National Health Investors, Inc. (b)	22,526
666	Omega Healthcare Investors, Inc. (b)	21,825
524	PotlatchDeltic Corp. (b)	21,458
986	Sabra Health Care REIT, Inc. (b)	22,796
1,262	Senior Housing Properties Trust (b)	22,161
797	Ventas, Inc. (b)	43,341
817	Welltower, Inc. (b)	52,549
		256,530
	Technology — 8.5%
287	2U, Inc. (a)	21,580
392	Alarm.com Holdings, Inc. (a)	22,501
704	Apple, Inc.	158,921
217	Blackbaud, Inc.	22,021
547	Cree, Inc. (a)	20,715

The accompanying notes are an integral part of these financial statements.

SerenityShares Impact ETF

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Technology — 8.5% (Continued)
441	First Solar, Inc. (a)	$21,353
636	Maxar Technologies Ltd.	21,032
786	Pagseguro Digital Ltd. - Class A (a)	21,749
678	Pluralsight, Inc. - Class A (a)	21,696
523	SolarEdge Technologies, Inc. (a)	19,691
283	Teladoc Health, Inc. (a)	24,437
		375,696
	Utilities — 8.7%
364	American States Water Co.	22,255
386	American Water Works Co., Inc.	33,956
604	Aqua America, Inc.	22,287
1,086	Atlantica Yield PLC	22,350
671	Avangrid, Inc.	32,161
687	Bloom Energy Corp. - Class A (a)	23,413
734	Brookfield Renewable Partners LP (c)	22,196
532	California Water Service Group	22,823
3,752	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	22,137
1,118	Clearway Energy, Inc. - Class C	21,522
456	NextEra Energy Partners LP	22,116
397	Ormat Technologies, Inc.	21,482
1,093	Pattern Energy Group, Inc. - Class A	21,718
1,119	PG&E Corp.	51,485
1,898	TerraForm Power, Inc. - Class A	21,922
		383,823
	TOTAL COMMON STOCKS (Cost $4,138,584)	4,423,799

The accompanying notes are an integral part of these financial statements.

SerenityShares Impact ETF

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.1%
	Money Market Funds — 0.1%
3,942	Invesco Short-Term Investment Trust - Government & Agency Portfolio - Institutional Class, 1.90% (d)	$3,942
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,942)	3,942
	TOTAL INVESTMENTS — 99.9% (Cost $4,142,526)	4,427,741
	Other Assets in Excess of Liabilities — 0.1%	6,337
	NET ASSETS — 100.0%	$4,434,078

ADR American Depositary Receipt
PLC Public Limited Company
(a)	Non-income producing security
(b)	Real Estate Investment Trust
(c)	Master Limited Partnership
(d)	Annualized seven-day yield as of September 30, 2018.
The Fund’s security classifications are defined by Fund management.

The accompanying notes are an integral part of these financial statements.

SerenityShares Impact ETF STATEMENT OF ASSETS & LIABILITIES September 30, 2018 (Unaudited)
ASSETS
Investments in Securities, at Value*	$4,427,741
Cash	452
Receivable for Investment Securities Sold	453,877
Dividends and Interest Receivable	6,857
Total Assets	4,888,927

LIABILITIES
Payable for Investment Securities Purchased	453,026
Management Fees Payable	1,823
Total Liabilities	454,849

NET ASSETS	$4,434,078

NET ASSETS CONSIST OF:
Paid-in Capital	$4,249,078
Total Distributable Earnings	185,000
Net Assets	$4,434,078

Net Asset Value (unlimited shares authorized):
Net Assets	$4,434,078
Shares Outstanding (No Par Value)	150,000
Net Asset Value, Offering and Redemption Price per Share	$29.56

* Identified Cost:
Investments in Securities	$4,142,526

The accompanying notes are an integral part of these financial statements.

SerenityShares Impact ETF STATEMENT OF OPERATIONS Period Ended September 30, 2018 (Unaudited)
INVESTMENT INCOME
Dividends*	$35,328
Interest	44
Total Investment Income	35,372

EXPENSES
Management Fees	10,730
Total Expenses	10,730
Net Investment Income	24,642

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Loss on:
Investments in Securities	(44,076)
Net Change in Unrealized Appreciation of:
Investments in Securities	485,938
Net Realized and Unrealized Gain (Loss) on Investments	441,862
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$466,504

* Net of foreign withholding tax of	$1,253

The accompanying notes are an integral part of these financial statements.

SerenityShares Impact ETF STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended September 30, 2018 (Unaudited)	Period Ended March 31, 2018 (a)
OPERATIONS
Net Investment Income	$24,642	$28,997
Net Realized Gain (Loss) on Investments	(44,076)	364,877
Change in Unrealized Appreciation (Depreciation) of Investments	485,938	(200,723)
Net Increase in Net Assets Resulting from Operations	466,504	193,151

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(41,488)	(24,719	)(b)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	1,404,550	9,110,000
Payments for Shares Redeemed	(1,404,825)	(5,269,095)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (c)	(275)	3,840,905
Net Increase in Net Assets	424,741	4,009,337

NET ASSETS
Beginning of period	$4,009,337	$—
End of Period	$4,434,078	$4,009,337	(d)

(a)	The Fund commenced operations on April 11, 2017.
(b)	This distribution amount is comprised entirely from net investment income.
(c)	Summary of capital share transactions is as follows:

	Shares	Shares
Shares Sold	50,000	350,000
Shares Redeemed	(50,000)	(200,000)
Net Increase	—	150,000

(d)	Includes accumulated undistributed net investment income of $3,237.

The accompanying notes are an integral part of these financial statements.

SerenityShares Impact ETF FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period
	Period Ended September 30, 2018 (Unaudited)		Period Ended March 31, 2018 (a)
Net Asset Value, Beginning of Period	$26.73		$25.00

Income from Investment Operations:
Net Investment Income (b)	0.17		0.25
Net Realized and Unrealized Gain on Investments	2.94		1.67
Total from Investment Operations	3.11		1.92

Less Distributions:
Distributions from Net Investment Income	(0.28)		(0.19)
Total Distributions	(0.28)		(0.19)

Net Asset Value, End of Period	$29.56		$26.73

Total Return	11.66	%(c)	7.67	%(c)

Supplemental Data:
Net Assets at End of Period (000's)	$4,434		$4,009

Ratios to Average Net Assets:
Expenses to Average Net Assets	0.50	%(d)	0.50	%(d)
Net Investment Income to Average Net Assets	1.15	%(d)	0.95	%(d)

Portfolio Turnover Rate (e)	12	%(c)	21	%(c)

(a)	Commencement of operations on April 11, 2017.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

SerenityShares Impact ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

SerenityShares Impact ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS”) or (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares are registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek the total return performance, before fees and expenses, of the SSI Impact Index (“Index”). The Fund commenced operations on April 11, 2017.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market Exchange® (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in other mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Short-term securities that have maturities of less than 60 days, at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

SerenityShares Impact ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Unaudited) (Continued)

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

SerenityShares Impact ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Unaudited) (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$4,423,799	$—	$—	$4,423,799
Short-Term Investments	3,942	—	—	3,942
Total Investments in Securities	$4,427,741	$—	$—	$4,427,741

^	See Schedule of Investments for breakout of investments by industry group classification.

For the period ended September 30, 2018, the Fund did not recognize any transfers to or from Levels 3.

B.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

Distributions received from a Fund’s investments in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

C.

Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

SerenityShares Impact ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Unaudited) (Continued)

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and conclude that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the most recently completed fiscal year end, the Fund did not incur any interest or penalties.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

SerenityShares Impact ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Unaudited) (Continued)

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. These timing differences are primarily due to differing book and tax treatments for in-kind transactions and partnership basis adjustments. For the period ended March 31, 2018, the following table shows the reclassifications made:

Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid-In Capital
$(1,041)	$(407,407)	$408,448

During the period ended March 31, 2018, the Fund realized $408,448 of net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

I.

Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to September 30, 2018, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

SerenityShares Investments, LLC (“the Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”) transfer agency, custody, fund administration, accounting, distribution and other related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. Under the Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on

SerenityShares Impact ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Unaudited) (Continued)

any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.50% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the period ended September 30, 2018, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $525,698 and $1,838,363, respectively.

During the period ended September 30, 2018, there were no purchases or sales of U.S. Government securities.

During the period ended September 30, 2018, in-kind transactions associated with creations and redemptions were $1,399,276 and $101,454, respectively.

SerenityShares Impact ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Unaudited) (Continued)

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings and tax basis cost of investments and net unrealized appreciation for federal income tax purposes as of March 31, 2018, were as follows:

Tax cost of investments	$4,229,699
Gross tax unrealized appreciation	86,687
Gross tax unrealized depreciation	(303,210)
Net tax unrealized appreciation	(216,523)
Undistributed ordinary income	4,539
Undistributed long-term gain	—
Total distributable earnings	4,539
Other accumulated (loss)	(28,032)
Total accumulated gain (loss)	$(240,016)

The difference between book and tax-basis cost is primarily attributable to partnership basis adjustments and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and certain ordinary losses realized after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

At March 31, 2018, the Fund, on a tax basis, did not defer any post-October or late-year ordinary losses.

At March 31, 2018, the Fund had the following capital loss carryforwards:

Short-Term	Expires
$28,032	Indefinite

The tax character of distributions paid by the Fund during the period ended March 31, 2018, was as follows:

Ordinary Income
$24,719

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.”

SerenityShares Impact ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Unaudited) (Continued)

Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. The fixed creation fee may be waived on certain orders if the Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. There were no variable fees received during the period. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated these charges and has decided to accept the disclosure framework.

SerenityShares Impact ETF

EXPENSE EXAMPLE
For the Six-Months Ended September 30, 2018 (Unaudited)

As a shareholder of SerenityShares Impact ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses Paid During the Period (a)	Annualized Expense Ratio
Actual	$1,000.00	$1,116.60	$2.65	0.50%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.56	$2.54	0.50%

(a)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by 183/365 (to reflect the one-half year period).

SerenityShares Impact ETF

FEDERAL TAX INFORMATION
(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the period ended March 31, 2018, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended March 31, 2018 was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c) was 0.00%.

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.serenityshares.com daily.

SerenityShares Impact ETF

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.serenityshares.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily net asset value (NAV) is available, without charge, on the Fund’s website at www.serenityshares.com.

INFORMATION ABOUT THE TRUSTEES
(Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.serenityshare.com.

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Adviser

SerenityShares Investments, LLC
2 Wisconsin Circle, Suite 700
Chevy Chase, MD 20815

Sub-Adviser

Vident Investment Advisory, LLC
300 Colonial Center Pkwy, Suite 330
Roswell, GA 30076

Index Provider

SSI Indexes, LLC
2 Wisconsin Circle, Suite 700
Chevy Chase, MD 20815

Distributor

Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

SerenityShares Impact ETF

Symbol – ICAN
CUSIP – 26922A735

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (Principal Executive Officer) and Assistant Treasurer (Acting Principal Financial Officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(1)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date	11/15/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date	11/15/18

By (Signature and Title)*	/s/ Brett M. Wickmann
Brett M. Wickmann, Assistant Treasurer (acting principal financial officer)

Date	11/15/18

*	Print the name and title of each signing officer under his or her signature.